Accrued Payroll and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current:
Accrued payroll	$ 95,754	$ 74,559
Advances related to pending sales of property and equipment and restaurant businesses	34,341	4,939
Accrued expenses	9,492	11,817
Other liabilities	4,855	1,797
Accrued payroll and other liabilities, Current	144,442	93,112
Non-current:
Deferred rent	13,782	12,170
Other liabilities	9,978	7,211
Accrued payroll and other liabilities	$ 23,760	$ 19,381